FINANCIAL CHARGES AND OTHER (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
FINANCIAL CHARGES AND OTHER
Schedule of components of financial charges and other

Three months ended
(unaudited)	March 31,
(millions of dollars)	2017 (c )	2016 (c )

Interest Expense (a)	17	18
PNGTS’ amortization of derivative loss on derivative instruments (Note 11) (b)	—	—
Net realized loss related to the interest rate swaps (b)	—	—
Other Income (b)	—	—

	17	18

(a)      Includes debt issuance costs and amortization of discount costs.

(b)      Nil million for both periods.

(c)      Recast to consolidate PNGTS for all periods presented (Refer to Note 2).

Year ended December 31 (millions of dollars)	2016(a)	2015(a)	2014(a)

Interest expense (b)	69	65	59
Net realized loss related to the interest rate swaps	3	2	2
PNGTS’ amortization of realized loss on derivative instrument (Note 18)	1	1	1
Other	(2)	(5)	(1)

	71	63	61

(a)       Recast to consolidate PNGTS for all periods presented.

(b)       Effective January 1, 2016, interest expense includes amortization of debt issuance costs and discount costs. Refer to Note 3.